Business Combinations - Summary of Preliminary Allocation of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Allocation of consideration to assets acquired and liabilities assumed:
Goodwill		$ 951,390	$ 944,298	$ 944,298
Return Polymers Inc [Member]
Business combination recognized identifiable assets acquired goodwill and liabilities assumed net abstract [Line Items]
Total purchase consideration	$ 18,500	18,453
Allocation of consideration to assets acquired and liabilities assumed:
Cash and cash equivalents
Accounts receivable		1,119
Inventories		2,532
Prepaid expenses and other current assets		39
Property, plant and equipment		4,080
Intangible assets		5,100
Goodwill		7,092
Accounts payable		(947)
Accrued expenses and other liabilities		(562)
Net assets acquired	$ 11,600	$ 18,453